Accounting for Warrant Liability (Details) - Schedule of Warrant Liabilities that are Measured at Fair Value on a Recurring Basis - Fair Value, Recurring [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Warrant Liabilities:
Warrant liability	$ 337,000	$ 467,000
Public Warrants [Member]
Warrant Liabilities:
Warrant liability	150,000	300,000
Private Placement Warrants [Member]
Warrant Liabilities:
Warrant liability	187,000	167,000
Quoted Prices in Active Markets (Level 1) [Member]
Warrant Liabilities:
Warrant liability	150,000	300,000
Quoted Prices in Active Markets (Level 1) [Member] | Public Warrants [Member]
Warrant Liabilities:
Warrant liability	150,000	300,000
Quoted Prices in Active Markets (Level 1) [Member] | Private Placement Warrants [Member]
Warrant Liabilities:
Warrant liability	0	0
Significant Other Observable Inputs (Level 2) [Member]
Warrant Liabilities:
Warrant liability	187,000	167,000
Significant Other Observable Inputs (Level 2) [Member] | Public Warrants [Member]
Warrant Liabilities:
Warrant liability	0	0
Significant Other Observable Inputs (Level 2) [Member] | Private Placement Warrants [Member]
Warrant Liabilities:
Warrant liability	187,000	167,000
Significant Other Unobservable Inputs (Level 3) [Member]
Warrant Liabilities:
Warrant liability	0	0
Significant Other Unobservable Inputs (Level 3) [Member] | Public Warrants [Member]
Warrant Liabilities:
Warrant liability	0	0
Significant Other Unobservable Inputs (Level 3) [Member] | Private Placement Warrants [Member]
Warrant Liabilities:
Warrant liability	$ 0	$ 0